Consolidated balance sheet (Parenthetical) - HSBC Holdings - USD ($)		Dec. 31, 2018	Jan. 01, 2018	[2]	Dec. 31, 2017
Disclosure Of Face Statements [Line Items]
Investments in subsidiaries	[1]	$ 160,231,000,000	$ 92,930,000,000		$ 92,930,000,000
HSBC Asia Holdings Overseas Limited
Disclosure Of Face Statements [Line Items]
Investments in subsidiaries		$ 56,587,000,000			$ 0

[1]	2018 includes a $56,587m (2017:nil) capital injection to HSBC Asia Holdings Overseas Limited.
[2]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.